Right-of-Use Asset and Lease Liability (Details) - Schedule of Undiscounted Lease Payment Obligations	Oct. 31, 2023 USD ($)
Schedule of Undiscounted Lease Payment Obligations [Abstract]
Less than one year	$ 97,748
One to three years	132,820
Total undiscounted lease liabilities	$ 230,568